Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation
The consolidated financial statements include the accounts of Matador Resources Company and its wholly-owned and majority-owned subsidiaries. These consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”). Accordingly, the Company consolidates certain subsidiaries that are less-than-wholly-owned and the net income and equity attributable to the non-controlling interest in these subsidiaries have been reported separately. The Company proportionately consolidates certain joint ventures that are less-than-wholly-owned and are involved in oil and natural gas exploration. All intercompany balances and transactions have been eliminated in consolidation.

Reclassifications
Reclassifications
Certain reclassifications have been made to the prior years’ financial statements to conform to the current year presentation. These reclassifications had no effect on previously reported results of operations, cash flows or retained earnings. As a result of the growth of the Company’s midstream operations, these operations met the required threshold for segment reporting at December 31, 2016. As a result, $1.8 million and $1.2 million for the years ended December 31, 2015 and 2014, respectively, were reclassified from other income to third-party midstream services revenues. In addition, $3.5 million and $1.4 million related to midstream operating costs for the years ended December 31, 2015 and 2014, respectively, were reclassified from lease operating expenses to plant and other midstream services operating expenses. These reclassifications had no effect on previously reported results of operations, cash flows or retained earnings.

Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. These estimates and assumptions may also affect disclosure of contingent assets and liabilities at the date of the financial statements, purchase price allocations and the reported amounts of revenues and expenses during the reporting period. While the Company believes its estimates are reasonable, changes in facts and assumptions or the discovery of new information may result in revised estimates. Actual results could differ from these estimates.
The Company’s consolidated financial statements are based on a number of significant estimates, including oil and natural gas revenues, accrued assets and liabilities, stock-based compensation, valuation of derivative instruments, deferred tax assets and liabilities, purchase price allocations and oil and natural gas reserves. The estimates of oil and natural gas reserves quantities and future net cash flows are the basis for the calculations of depletion and impairment of oil and natural gas properties, as well as estimates of asset retirement obligations and certain tax accruals. The Company’s oil and natural gas reserves estimates, which are inherently imprecise and based upon many factors that are beyond the Company’s control, including oil and natural gas prices, are prepared by the Company’s engineering staff in accordance with guidelines established by the Securities and Exchange Commission (“SEC”) and then audited for their reasonableness and conformance with SEC guidelines by Netherland, Sewell & Associates, Inc., independent reservoir engineers.

Restricted Cash
Restricted Cash
Restricted cash represents a portion of the cash paid for the Loving County Processing System by EnLink (as described in Note 5) directly to a qualified intermediary to facilitate like-kind-exchange transactions for federal income tax purposes as well as cash held by the Company’s less-than-wholly-owned subsidiaries. Not all of the cash deposited with the qualified intermediary was used for like-kind-exchange transactions and, in January 2016, the remaining balance of $42.1 million was returned to the Company by the qualified intermediary to be used for general corporate purposes. By contractual agreement, the cash in the account held by the Company’s less-than-wholly-owned subsidiaries is not to be commingled with other Company cash and is to be used only to fund the capital expenditures and operations of these less-than-wholly-owned subsidiaries.

Accounts Receivable
Accounts Receivable
The Company sells its operated oil, natural gas and natural gas liquids production to various purchasers (see “ —Revenue Recognition” below). Due to the nature of the markets for oil, natural gas and natural gas liquids, the Company does not believe that the loss of any one purchaser would significantly impact operations. In addition, the Company may participate with industry partners in the drilling, completion and operation of oil and natural gas wells. Substantially all of the Company’s accounts receivable are due from either purchasers of oil, natural gas and natural gas liquids or participants in oil and natural gas wells for which the Company serves as the operator. Accounts receivable are due within 30 to 60 days of the production date and 30 days of the billing date and are stated at amounts due from purchasers and industry partners. Amounts are considered past due if they have been outstanding for 60 days or more. No interest is typically charged on past due amounts.
The Company reviews its need for an allowance for doubtful accounts on a periodic basis and determines the allowance, if any, by considering the length of time past due, previous loss history, future net revenues of the debtor’s ownership interest in oil and natural gas properties operated by the Company and the debtor’s ability to pay its obligations, among other things. The Company has no allowance for doubtful accounts related to its accounts receivable for any reporting period presented.

Lease and Well Equipment Inventory
Lease and Well Equipment Inventory
Lease and well equipment inventory is stated at the lower of cost or market and consists entirely of materials or equipment scheduled for use in future well or midstream operations.

Property and Equipment
The Company uses the full-cost method of accounting for its investments in oil and natural gas properties. Under this method of accounting, all costs associated with the acquisition, exploration and development of oil and natural gas properties and reserves, including unproved and unevaluated property costs, are capitalized as incurred and accumulated in a single cost center representing the Company’s activities, which are undertaken exclusively in the United States. Such costs include lease acquisition costs, geological and geophysical expenditures, lease rentals on undeveloped properties, costs of drilling both productive and non-productive wells, capitalized interest on qualifying projects and general and administrative expenses directly related to acquisition, exploration and development activities, but do not include any costs related to production, selling or general corporate administrative activities. The Company capitalized $15.7 million, $6.9 million and $6.4 million of its general and administrative costs in 2016, 2015 and 2014, respectively. The Company capitalized $3.7 million, $3.9 million and $2.8 million of its interest expense for the years ended December 31, 2016, 2015 and 2014, respectively.
Capitalized costs of oil and natural gas properties are amortized using the unit-of-production method based upon production and estimates of proved reserves quantities. Unproved and unevaluated property costs are excluded from the amortization base used to determine depletion. Unproved and unevaluated properties are assessed for possible impairment on a periodic basis based upon changes in operating or economic conditions. This assessment includes consideration of the following factors, among others: the assignment of proved reserves, geological and geophysical evaluations, intent to drill, remaining lease term and drilling activity and results. Upon impairment, the costs of the unproved and unevaluated properties are immediately included in the amortization base. Exploratory dry holes are included in the amortization base immediately upon determination that the well is not productive.
Sales of oil and natural gas properties are accounted for as adjustments to net capitalized costs with no gain or loss recognized, unless such adjustments would significantly alter the relationship between net capitalized costs and proved reserves of oil and natural gas. All costs related to production activities and maintenance and repairs are expensed as incurred. Significant workovers that increase the properties’ reserves are capitalized.
Ceiling Test
The net capitalized costs of oil and natural gas properties are limited to the lower of unamortized costs less related deferred income taxes or the cost center “ceiling.” The cost center ceiling is defined as the sum of:
(a) the present value, discounted at 10%, of future net revenues of proved oil and natural gas reserves, reduced by the estimated costs of developing these reserves, plus
(b) unproved and unevaluated property costs not being amortized, plus
(c) the lower of cost or estimated fair value of unproved and unevaluated properties included in the costs being amortized, if any, less
(d) income tax effects related to the properties involved.
Any excess of the Company’s net capitalized costs above the cost center ceiling as described above is charged to operations as a full-cost ceiling impairment. The fair value of the Company’s derivative instruments is not included in the ceiling test computation as the Company does not designate these instruments as hedge instruments for accounting purposes.
The estimated present value of after-tax future net cash flows from proved oil and natural gas reserves is highly dependent upon the quantities of proved reserves, the estimation of which requires substantial judgment. The associated commodity prices and the applicable discount rate used in these estimates are in accordance with guidelines established by the SEC. Under these guidelines, oil and natural gas reserves are estimated using then-current operating and economic conditions, with no provision for price and cost changes in future periods except by contractual arrangements. Future net revenues are calculated using prices that represent the arithmetic averages of the first-day-of-the-month oil and natural gas prices for the previous 12-month period and a 10% discount factor is used to determine the present value of future net revenues. For the period from January through December 2016, these average oil and natural gas prices were $39.25 per Bbl and $2.48 per MMBtu, respectively. For the period from January through December 2015, these average oil and natural gas prices were $46.79 per Bbl and $2.59 per MMBtu, respectively. For the period from January through December 2014, these average oil and natural gas prices were $91.48 per Bbl and $4.35 per MMBtu, respectively. In estimating the present value of after-tax future net cash flows from proved oil and natural gas reserves, the average oil prices were further adjusted by property for quality, transportation and marketing fees and regional price differentials, and the average natural gas prices were further adjusted by property for energy content, transportation and marketing fees and regional price differentials.
During the year ended December 31, 2016, the Company’s net capitalized costs less related deferred income taxes exceeded the full-cost ceiling. As a result, in the first six months of 2016, the Company recorded an impairment charge of $158.6 million, exclusive of tax effect, to its consolidated statement of operations with the related deferred income tax credit recorded net of a valuation allowance (see Note 7).
During the year ended December 31, 2015, the Company’s net capitalized costs less related deferred income taxes exceeded the full-cost ceiling. As a result, throughout 2015, the Company recorded an impairment charge of $801.2 million, exclusive of tax effect, to its consolidated statement of operations for December 31, 2015 with the related deferred income tax credit recorded net of a valuation allowance (see Note 7).
During the year ended December 31, 2014, the Company’s full-cost ceiling exceeded the net capitalized costs less related deferred income taxes. As a result, the Company recorded no impairment to its net capitalized costs during the year ended December 31, 2014.
As a non-cash item, the full-cost ceiling impairment impacts the accumulated depletion and the net carrying value of the Company’s assets on its consolidated balance sheets, as well as the corresponding shareholders’ equity, but it has no impact on the Company’s net cash flows as reported. Changes in oil and natural gas production rates, oil and natural gas prices, reserves estimates, future development costs and other factors will determine the Company’s actual ceiling test computation and impairment analyses in future periods.
Other Property and Equipment
Other property and equipment are recorded at historical cost and include midstream equipment and facilities, including the Company’s pipelines, processing facilities and salt water disposal systems, and corporate assets, including furniture, fixtures, equipment, land and leasehold improvements. Midstream equipment and facilities are depreciated over a 30-year useful life using the straight-line, mid-month convention method. Leasehold improvements are depreciated over the lesser of their useful lives or the term of the lease. Software, furniture, fixtures and other equipment are depreciated over their useful life (five to 30 years) using the straight-line method. Maintenance and repair costs that do not extend the useful life of the property or equipment are expensed as incurred. See Note 3 for a detail of other property and equipment

Asset Retirement Obligations
Asset Retirement Obligations
The Company recognizes the fair value of an asset retirement obligation in the period in which it is incurred if a reasonable estimate of fair value can be made. The asset retirement obligation is recorded as a liability at its estimated present value, with an offsetting increase recognized in oil and natural gas properties or support equipment and facilities on the consolidated balance sheets. Periodic accretion of the discounted value of the estimated liability is recorded as an expense in the consolidated statements of operations.

Derivative Financial Instruments
Derivative Financial Instruments
From time to time, the Company uses derivative financial instruments to mitigate its exposure to commodity price risk associated with oil, natural gas and natural gas liquids prices. The Company’s derivative financial instruments are recorded on the consolidated balance sheets as either an asset or a liability measured at fair value. The Company has elected not to apply hedge accounting for its existing derivative financial instruments, and as a result, the Company recognizes the change in derivative fair value between reporting periods currently in its consolidated statements of operations. The fair value of the Company’s derivative financial instruments is determined using industry-standard models that consider various inputs including: (i) quoted forward prices for commodities, (ii) time value of money and (iii) current market and contractual prices for the underlying instruments, as well as other relevant economic measures. Realized gains and realized losses from the settlement of derivative financial instruments and unrealized gains and unrealized losses from valuation changes in the remaining unsettled derivative financial instruments are reported under “Revenues” in the consolidated statements of operations. See Note 11 for additional information about the Company’s derivative instruments.

Revenue Recognition
Revenue Recognition
The Company follows the sales method of accounting for its oil, natural gas and natural gas liquids revenues, whereby it recognizes revenue, net of royalties, on all oil, natural gas and natural gas liquids sold to purchasers regardless of whether the sales are proportionate to its ownership in the property. Under this method, revenue is recognized at the time oil, natural gas and natural gas liquids are produced and sold, and the Company accrues for revenue earned but not yet received. The Company recognizes midstream services revenue at the time services have been rendered and the price is fixed and determinable.
For the year ended December 31, 2016, three significant purchasers accounted for 48% of the Company’s total oil, natural gas and natural gas liquids revenues: Plains Marketing, L.P. (18%), Shell Trading (US) Company (17%) and Occidental Energy Marketing, Inc. (13%). For the year ended December 31, 2015, three significant purchasers accounted for 59% of the Company’s total oil, natural gas and natural gas liquids revenues: Shell Trading (US) Company (33%), Enterprise Crude Oil LLC (14%) and Sequent Energy Management, L.P. (12%). For the year ended December 31, 2014, three significant purchasers accounted for approximately 68% of the Company’s total oil, natural gas and natural gas liquids revenues: Shell Trading (US) Company (45%), Enterprise Crude Oil LLC (12%) and Enterprise Products Operating LLC (11%). Due to the nature of the markets for oil, natural gas and natural gas liquids, the Company does not believe the loss of any one purchaser would have a material adverse impact on the Company’s financial condition, results of operations or cash flows for any significant period of time. At December 31, 2016, 2015 and 2014, approximately 38%, 39% and 44%, respectively, of the Company’s accounts receivable, including joint interest billings, related to these purchasers.

Stock-Based Compensation
Stock-Based Compensation
The Company grants common stock, stock options, restricted stock and restricted stock units to members of its Board of Directors and selected employees. All such awards are measured at fair value on the date of grant and are generally recognized as a component of general and administrative expenses in the accompanying statements of operations on a straight-line basis over the awards’ vesting periods. The Company accounts for all outstanding stock options granted under the 2003 Plan (as described and defined in Note 8) as liability instruments as a result of the Company purchasing shares from certain of its employees to assist them in the exercise of outstanding options of the Company’s common stock.
The Company uses the Black Scholes Merton option pricing model to measure the fair value of stock options, the closing stock price on the date of grant to measure restricted stock and restricted stock unit awards and the Monte Carlo simulation method to measure the fair value of performance units.
The Company’s consolidated statements of operations for the years ended December 31, 2016, 2015 and 2014 include a stock-based compensation (non-cash) expense of $12.4 million, $9.5 million and $5.5 million, respectively. This stock-based compensation expense includes common stock issuances and restricted stock units expense totaling $1.0 million, $0.9 million and $0.3 million in 2016, 2015 and 2014, respectively, paid to members of the Board of Directors and advisors as compensation for their services to the Company.

Income Taxes
Income Taxes
The Company accounts for income taxes using the asset and liability approach for financial accounting and reporting. The Company evaluates the probability of realizing the future benefits of its deferred tax assets and records a valuation allowance for the portion of any deferred tax assets when it is more likely than not that the benefit from the deferred tax asset will not be realized.
The Company recognizes the tax benefit of an uncertain tax position only if it is more likely than not that the tax position will be sustained upon examination by the taxing authorities based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the amount recognized in the financial statements is the benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant tax authority. At December 31, 2016, 2015 and 2014, the Company had not established any reserves for, nor recorded any unrecognized tax benefits related to, uncertain tax positions.
When necessary, the Company would include interest assessed by taxing authorities in “Interest expense” and penalties related to income taxes in “Other expense” on its consolidated statements of operations. The Company did not record any interest or penalties related to income taxes for the years ended December 31, 2016, 2015 and 2014.

Earnings Per Common Share
Earnings (Loss) Per Common Share
The Company reports basic earnings (loss) per common share, which excludes the effect of potentially dilutive securities, and diluted earnings (loss) per common share, which includes the effect of all potentially dilutive securities, unless their impact is anti-dilutive.
The following are reconciliations of the numerators and denominators used to compute the Company’s basic and diluted earnings per common share as reported for the years ended December 31, 2016, 2015 and 2014 (in thousands, except per share data).

	Year Ended December 31,
	2016	2015	2014
Net (loss) income attributable to Matador Resources Company shareholders — numerator	$(97,421)	$(679,785)	$110,771

Weighted average common shares outstanding — denominator
Basic	91,273	81,537	70,229
Dilutive effect of options, restricted stock units and preferred shares	—	—	677
Diluted weighted average common shares outstanding	91,273	81,537	70,906
Earnings (loss) per common share attributable to Matador Resources Company shareholders
Basic	$(1.07)	$(8.34)	$1.58
Diluted	$(1.07)	$(8.34)	$1.56
A total of 2.9 million options to purchase shares of the Company’s common stock and 0.1 million restricted stock units were excluded from the calculations above for the year ended December 31, 2016 because their effects were anti-dilutive. Additionally, 1.0 million restricted shares, which are participating securities, were excluded from the calculations above for the year ended December 31, 2016 as the security holders do not have the obligation to share in the losses of the Company.
A total of 2.4 million options to purchase shares of the Company’s common stock and 0.1 million restricted stock units were excluded from the calculations above for the year ended December 31, 2015 because their effects were anti-dilutive. Additionally, 0.9 million restricted shares, which are participating securities, were excluded from the calculations above for the year ended December 31, 2015 as the security holders do not have the obligation to share in the losses of the Company.

Credit Risk
Credit Risk
The Company’s cash is held in financial institutions and at times these amounts exceed the insurance limits of the Federal Deposit Insurance Corporation. Management believes, however, that the Company’s counterparty risks are minimal based on the reputation and history of the institutions selected.
The Company uses derivative financial instruments to mitigate its exposure to oil, natural gas and natural gas liquids price volatility. These transactions expose the Company to potential credit risk from its counterparties. The Company manages counterparty credit risk through established internal derivatives policies that are reviewed on an ongoing basis. Additionally, all of the Company’s commodity derivative contracts at December 31, 2016 were with Comerica Bank, The Bank of Nova Scotia, BMO Harris Financing (Bank of Montreal) and SunTrust Bank (or affiliates thereof), parties that are lenders (or affiliates thereof) under the Company’s Credit Agreement.
Accounts receivable constitute the principal component of additional credit risk to which the Company may be exposed. The Company attempts to minimize credit risk exposure to counterparties by monitoring the financial condition and payment history of its purchasers and joint interest partners.

Recent Accounting Pronouncements
Recent Accounting Pronouncements
Revenue from Contracts with Customers. In May 2014, the Financial Accounting Standards Board (“FASB”) issued ASU 2014-09, Revenue from Contracts with Customers (Topic 606), which specifies how and when to recognize revenue. This standard requires expanded disclosures surrounding revenue recognition and is intended to improve, and converge with international standards, the financial reporting requirements for revenue from contracts with customers. In August 2015, the FASB issued ASU 2015-14, which defers the effective date of ASU 2014-09 for one year to fiscal years beginning after December 15, 2017. Early adoption is permitted for fiscal years beginning after December 15, 2016. In May 2016, the FASB issued ASU 2016-11, which rescinds guidance from the SEC on accounting for gas balancing arrangements and will eliminate the use of the entitlements method. Entities have the option of using either a full retrospective or modified approach to adopt the new standards. In December 2016, the FASB issued ASU 2016-20, which clarifies disclosure requirements in ASU 2014-09. The Company will adopt the new guidance effective January 1, 2018. The Company is evaluating the new guidance, including (i) identification of revenue streams, (ii) review of contracts and procedures currently in place and (iii) which adoption method it will use.
Recognition and Measurement of Financial Assets and Financial Liabilities. In January 2016, the FASB issued 2016-01, Recognition and Measurement of Financial Assets and Financial Liabilities, which changes certain guidance related to the recognition, measurement, presentation and disclosure of financial instruments. This update is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Early adoption is not permitted for the majority of the update, but is permitted for two of its provisions. We do not anticipate the adoption of this ASU will have a material impact on our consolidated financial statements.
Leases. In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842), which requires the recognition of lease assets and lease liabilities by lessees for those leases classified as operating leases under previous U.S. GAAP. This ASU will become effective for fiscal years beginning after December 15, 2018 with early adoption permitted. Entities are required to recognize and measure leases at the beginning of the earliest period presented using a modified retrospective approach. The modified retrospective approach includes a number of optional practical expedients that entities may elect to apply. These practical expedients relate to the identification and classification of leases that commenced before the effective date, initial direct costs for leases that commenced before the effective date and the ability to use hindsight in evaluating lessee options to extend or terminate a lease or to purchase the underlying asset. The Company is currently evaluating the impact of the adoption of this ASU on its consolidated financial statements.
Statement of Cash Flows. In November 2016, the FASB issued ASU 2016-18, Statement of Cash Flows (Topic 230), which specifies that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. This ASU will become effective for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. Early adoption is permitted, including adoption in an interim period. The update should be applied using a retrospective transition method to each period presented. The Company believes that the impact of the adoption of this ASU will change the presentation of its beginning and ending cash balances on its Consolidated Statements of Cash Flows and eliminate the presentation of changes in restricted cash balances from investing activities on its Consolidated Statements of Cash Flows.
Clarifying the Definition of a Business. In January 2017, the FASB issued ASU 2017-01, Business Combinations (Topic 805), which specifies the minimum inputs and processes required for an integrated set of assets and activities to meet the definition of a business. This ASU will become effective for fiscal years beginning after December 15, 2017 with early adoption permitted. Entities are required to apply guidance prospectively upon adoption. The Company is currently evaluating the impact of the adoption of this ASU on its consolidated financial statements.

New Accounting Pronouncements and Changes in Accounting Principles [Text Block]
Change in Accounting Principles
During the second quarter of 2016, the Company adopted Accounting Standards Update (“ASU”) 2016-09, Compensation - Stock Compensation (Topic 718), which simplifies several aspects of the accounting for employee share-based payment transactions, including accounting for income tax, forfeitures, statutory tax withholding requirements, classifications of awards as either equity or liability and classification of taxes in the statement of cash flows, requiring either retrospective, modified retrospective or prospective transition. The amended guidance also requires an entity to record excess tax benefits and deficiencies in the income statement. The adoption of this ASU had no impact on any period presented for (i) the Company’s financial position or statements of operations, as the Company currently has a valuation allowance against its net deferred tax assets, or (ii) the Company’s statements of cash flows, as the Company has historically accounted for taxes paid for net share settlement as a financing activity as required under this ASU. In addition, the Company uses historical forfeiture rates to estimate future forfeitures attributable to the service-based vesting requirements not being met and has continued to do so upon adoption of this ASU.